Note 8 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating Loss Carryforwards	$ 4,370,404	$ 2,551,748
Deferred Tax Assets, Gross	$ 928,986	431,968
Deferred Tax Assets, Valuation Allowance, Percent Offset	100.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 497,018	$ 27,396